INVESTMENT SECURITIES - Investments in debt securities at fair value through OCI (Details) - Financial assets measured at fair value through other comprehensive income, category [member] - Investment securities at fair value [member] - COP ($)
$ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Debt securities [member]
Disclosure of financial assets [line items]
Cost	$ 25,447,716	$ 38,403,574
Unrealized Gain	49,657	389,648
Unrealized Losses	(3,035,568)	(1,299,356)
Fair Value	22,461,805	37,493,866
ECL	12,686	123,978
Securities issued or secured by Colombian Government
Disclosure of financial assets [line items]
Cost	17,891,099	17,139,726
Unrealized Gain	15,293	25,541
Unrealized Losses	(2,353,520)	(1,093,505)
Fair Value	15,552,872	16,071,762
ECL	6,845	7,224
Securities issued or secured by other Colombian Government entities
Disclosure of financial assets [line items]
Cost	885,106	839,348
Unrealized Gain	28	8,500
Unrealized Losses	(95,886)	(24,934)
Fair Value	789,248	822,914
ECL	1,059	1,338
Securities issued or secured by foreign Governments
Disclosure of financial assets [line items]
Cost	3,734,594	12,520,572
Unrealized Gain	17,215	310,558
Unrealized Losses	(355,354)	(98,466)
Fair Value	3,396,455	12,732,664
ECL	1,210	98,826
Securities issued or secured by central banks
Disclosure of financial assets [line items]
Cost	242,047	1,874,510
Unrealized Gain		1,199
Unrealized Losses	(47,949)	(17,991)
Fair Value	194,098	1,857,718
ECL	27	4,763
Securities issued or secured by other financial entities
Disclosure of financial assets [line items]
Cost	1,718,512	4,233,539
Unrealized Gain	304	14,364
Unrealized Losses	(95,912)	(42,979)
Fair Value	1,622,904	4,204,924
ECL	2,316	8,325
Securities issued or secured by non-financial sector entities
Disclosure of financial assets [line items]
Cost	57,252	731,400
Unrealized Gain		9,161
Unrealized Losses	(3,445)	(2,851)
Fair Value	53,807	737,710
ECL	257	2,161
Other debt securities
Disclosure of financial assets [line items]
Cost	919,106	1,064,479
Unrealized Gain	16,817	20,325
Unrealized Losses	(83,502)	(18,630)
Fair Value	852,421	1,066,174
ECL	$ 972	$ 1,341